Income Taxes (Narrative) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes
Entitled to preferential tax EIT rate	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Standard enterprise income tax rate							25.00%	25.00%
Statutory income tax rate	15.00%
Unrecognized tax benefit	¥ 0
Interest and penalties	¥ 0